Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.60%
Biotechnology–21.91%
AbbVie, Inc.	384,339	$39,387,061
ACADIA Pharmaceuticals, Inc.(b)	270,100	12,978,305
Acceleron Pharma, Inc.(b)	80,583	9,309,754
Allakos, Inc.(b)	51,006	6,800,630
Altimmune, Inc.(b)	309,582	4,420,831
Arcus Biosciences, Inc.(b)	196,231	6,815,103
Argenx SE, ADR (Netherlands)(b)	35,285	10,339,211
Ascendis Pharma A/S, ADR (Denmark)(b)	63,409	9,520,861
Biogen, Inc.(b)	36,041	10,185,547
CareDx, Inc.(b)	121,696	9,301,225
Cogent Biosciences, Inc.(b)(c)	508,365	4,458,361
CRISPR Therapeutics AG (Switzerland)(b)	24,153	4,002,152
Exact Sciences Corp.(b)	134,919	18,505,490
Fate Therapeutics, Inc.(b)	86,184	7,810,856
Forte Biosciences, Inc.(b)	218,432	7,396,108
Genmab A/S, ADR (Denmark)(b)	324,390	12,871,795
Global Blood Therapeutics, Inc.(b)	126,658	6,348,099
Halozyme Therapeutics, Inc.(b)	201,314	9,580,533
Insmed, Inc.(b)	147,137	5,530,880
Iovance Biotherapeutics, Inc.(b)	109,315	4,792,370
Kadmon Holdings, Inc.(b)	1,252,546	6,012,221
Keros Therapeutics, Inc.(b)	136,118	7,765,532
Kronos Bio, Inc.(b)	272,060	7,478,929
Mersana Therapeutics, Inc.(b)	285,299	5,437,799
Mirati Therapeutics, Inc.(b)	38,046	7,811,985
Natera, Inc.(b)	108,756	11,597,740
Olema Pharmaceuticals, Inc.(b)	266,510	11,313,349
PMV Pharmaceuticals, Inc.(b)(c)	171,341	5,849,582
Rocket Pharmaceuticals, Inc.(b)	195,962	10,793,587
Seagen, Inc.(b)	77,876	12,792,690
TG Therapeutics, Inc.(b)	144,468	6,973,470
Trillium Therapeutics, Inc. (Canada)(b)(c)	641,146	8,431,070
Ultragenyx Pharmaceutical, Inc.(b)	76,372	10,584,395
United Therapeutics Corp.(b)	24,807	4,063,883
Vertex Pharmaceuticals, Inc.(b)	123,457	28,281,530
Zentalis Pharmaceuticals, Inc.(b)	164,356	6,306,340
		351,849,274
Health Care Equipment–23.71%
Abbott Laboratories	449,085	55,502,415
Becton, Dickinson and Co.	53,612	14,035,085
Danaher Corp.	212,512	50,543,854
DexCom, Inc.(b)	33,930	12,718,660
Edwards Lifesciences Corp.(b)	194,027	16,022,750
Globus Medical, Inc., Class A(b)	200,087	12,343,367
IDEXX Laboratories, Inc.(b)	80,739	38,648,144
Inari Medical, Inc.(b)	59,208	5,649,627
Insulet Corp.(b)	39,687	10,603,573
Intuitive Surgical, Inc.(b)	56,400	42,166,896
Koninklijke Philips N.V. (Netherlands)(b)	299,991	16,349,777
Masimo Corp.(b)	59,631	15,260,766
Medtronic PLC	396,769	44,172,293
Shares		Value
Health Care Equipment–(continued)
Outset Medical, Inc.(b)	25,255	$1,308,967
Stryker Corp.	54,321	12,005,484
Zimmer Biomet Holdings, Inc.	216,764	33,310,124
		380,641,782
Health Care Facilities–2.20%
HCA Healthcare, Inc.	160,378	26,058,217
Surgery Partners, Inc.(b)	248,153	9,251,144
		35,309,361
Health Care Services–3.04%
1Life Healthcare, Inc.(b)	201,931	10,217,709
Amedisys, Inc.(b)	63,494	18,242,461
Guardant Health, Inc.(b)	86,426	13,439,243
Oak Street Health, Inc.(b)	132,614	6,878,688
		48,778,101
Health Care Supplies–5.31%
Alcon, Inc. (Switzerland)(b)	135,673	9,729,111
Align Technology, Inc.(b)	65,017	34,158,631
Cooper Cos., Inc. (The)	29,088	10,589,196
Pulmonx Corp.(b)	147,403	8,360,698
Silk Road Medical, Inc.(b)	159,284	8,685,757
West Pharmaceutical Services, Inc.	46,007	13,778,636
		85,302,029
Health Care Technology–4.42%
Inspire Medical Systems, Inc.(b)	158,200	31,878,882
Phreesia, Inc.(b)	115,849	7,563,781
Teladoc Health, Inc.(b)	28,439	7,503,061
Veeva Systems, Inc., Class A(b)	86,642	23,951,315
		70,897,039
Life Sciences Tools & Services–13.55%
10X Genomics, Inc., Class A(b)	63,231	10,821,986
Agilent Technologies, Inc.	120,853	14,522,905
Bio-Rad Laboratories, Inc., Class A(b)	21,830	12,525,399
Charles River Laboratories International, Inc.(b)	74,231	19,229,541
Illumina, Inc.(b)	24,601	10,490,850
Lonza Group AG (Switzerland)	14,332	9,168,010
Maravai LifeSciences Holdings, Inc., Class A(b)	274,075	9,548,773
Mettler-Toledo International, Inc.(b)	8,628	10,078,367
NeoGenomics, Inc.(b)	154,899	8,212,745
Quanterix Corp.(b)	87,363	5,655,881
Repligen Corp.(b)	79,102	15,820,400
Seer, Inc.(b)	48,131	3,003,374
Thermo Fisher Scientific, Inc.	173,532	88,449,260
		217,527,491
Managed Health Care–8.56%
Anthem, Inc.	64,274	19,088,092
HealthEquity, Inc.(b)	76,107	6,358,740
Humana, Inc.	92,354	35,381,741
UnitedHealth Group, Inc.	229,782	76,650,680
		137,479,253

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–15.90%
AstraZeneca PLC, ADR (United Kingdom)	949,423	$48,040,804
Axsome Therapeutics, Inc.(b)	98,510	6,707,546
Bristol-Myers Squibb Co.	521,955	32,063,696
Catalent, Inc.(b)	190,409	21,906,555
Eli Lilly and Co.	285,133	59,299,110
Horizon Therapeutics PLC(b)	140,717	10,199,168
Novartis AG, ADR (Switzerland)	350,980	31,753,161
Relmada Therapeutics, Inc.(b)	120,541	3,939,280
Roche Holding AG (Switzerland)	84,024	28,961,600
Zoetis, Inc.	80,837	12,469,107
		255,340,027
Total Common Stocks & Other Equity Interests (Cost $1,030,976,991)		1,583,124,357
Money Market Funds–1.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	7,669,076	7,669,076
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	6,993,868	6,996,666
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	8,764,659	8,764,659
Total Money Market Funds (Cost $23,428,224)		23,430,401
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,054,405,215)		1,606,554,758
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.51%
Invesco Private Government Fund, 0.01%(d)(e)(f)	3,283,546	$3,283,546
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,923,349	4,925,319
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,208,865)		8,208,865
TOTAL INVESTMENTS IN SECURITIES–100.57% (Cost $1,062,614,080)		1,614,763,623
OTHER ASSETS LESS LIABILITIES—(0.57)%		(9,164,379)
NET ASSETS–100.00%		$1,605,599,244
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,212,825	$47,254,947	$(48,798,696)	$-	$-	$7,669,076	$342
Invesco Liquid Assets Portfolio, Institutional Class	8,099,318	33,753,533	(34,856,211)	(559)	585	6,996,666	1,135
Invesco Treasury Portfolio, Institutional Class	10,528,943	54,005,653	(55,769,937)	-	-	8,764,659	204
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,336,493	37,244,923	(36,297,870)	-	-	3,283,546	190*
Invesco Private Prime Fund	3,504,739	53,164,455	(51,744,967)	-	1,092	4,925,319	1,704*
Total	$33,682,318	$225,423,511	$(227,467,681)	$(559)	$1,677	$31,639,266	$3,575

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,528,644,970	$54,479,387	$—	$1,583,124,357
Money Market Funds	23,430,401	8,208,865	—	31,639,266
Total Investments	$1,552,075,371	$62,688,252	$—	$1,614,763,623
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Health Care Fund